Income Taxes - Schedule of Reconciliation of the U.S. Federal Statutory Income Tax Rate (Details) - DevvStream Corp [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Domestic	$ (4,788,451)	$ (7,403,278)
International	(7,278,780)	(2,395,924)
(Loss) before income taxes	(12,067,231)	(9,799,202)
Expected recovery at statutory rate	(2,534,119)	(2,057,832)
Permanent book/tax differences	(33,892)	241,919
Change in valuation allowance	3,825,833	1,873,989
Current tax true up	(62,750)	28,463
Tax rate differential
Impact of foreign currency translation		(13,993)
Impact of acquisition	(1,195,073)
Total tax expense		$ 72,546